Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
a)The following is a tabular reconciliation of the Company's cash, cash equivalents and restricted cash balances for the periods presented in the Company's consolidated statements of cash flows:

	December 31, 2025 $	December 31, 2024 $	December 31, 2023 $	December 31, 2022 $
Cash and cash equivalents	122,906	153,726	168,409	215,738
Restricted cash – current	14,455	9,210	2,910	42,376
Restricted cash – long-term	7,793	25,032	13,075	7,832
Total	145,154	187,968	184,394	265,946

The Company maintains restricted cash deposits relating to certain term loans, collateral for derivatives (see Note 13), vessels held for sale, obligations related to finance leases and amounts received from charterers to be used only for dry-docking expenditures and emergency repairs.

b)The changes in operating assets and liabilities for years ended December 31, 2025, 2024 and 2023 are as follows:

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Accounts receivable	(1,562)	2,211	19,402
Prepaid expenses and other current assets	(9,925)	1,080	6,467
Accounts payable	1,434	398	(2,229)
Accrued liabilities and other long-term liabilities	26,844	6,868	(5,653)
Unearned revenue and long-term unearned revenue	(10,349)	19,797	1,608
Amounts due to and from affiliates	(7,959)	4,885	(10,930)
Receipts from direct financing and sales-type leases	22,908	21,085	18,976
Expenditures for dry docking	(14,010)	(13,997)	(20,836)
Other operating assets and liabilities	(9,770)	(9,277)	(6,811)
Total	(2,389)	33,050	(6)

c)Cash interest paid (including realized losses on interest rate swaps) on long-term debt and obligations related to finance leases, net of amounts capitalized, during the years ended December 31, 2025, 2024 and 2023 totaled $168.3 million, $175.0 million and $186.9 million, respectively.
d)During the years ended December 31, 2025, 2024 and 2023, foreign income taxes paid, net of tax refunds received, were $6.0 million, $1.7 million and $3.2 million, respectively. During the year ended December 31, 2025, foreign income taxes paid, net of tax refunds received, were $4.1 million (United Kingdom), $1.4 million (France), and $0.5 million (other jurisdictions).